Earnings Per Share	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for the three- and nine-months ended September 30, 2013 and 2012:

	For the three months ended September 30,		For the nine months ended September 30,

	2013	2012	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$272,974	$269,862	$760,997	$929,697
less:
Dividend preference on Preference shares	-	25	-	76
Income available to all classes of shares	$272,974	$269,837	$760,997	$929,621

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,310,149	301,531,173	302,158,886	300,720,312
Preference shares outstanding	-	3,971,607	2,590,857	3,968,082
Total weighted average shares outstanding	301,310,149	305,502,780	304,749,743	304,688,394
Potentially dilutive Ordinary shares	445,648	2,008,318	637,188	1,740,599
Potentially dilutive Preference shares	-	17,392	-	17,209
Total weighted average Ordinary shares outstanding assuming dilution	301,755,797	303,539,491	302,796,074	302,460,911
Total weighted average Preference shares outstanding assuming dilution	-	3,988,999	2,590,857	3,985,291

Basic income per Ordinary share	$0.91	$0.88	$2.50	$3.05
Fully diluted income per Ordinary share	$0.90	$0.88	$2.49	$3.03

On May 16, 2013, the Company held its Annual General Meeting and a separate Preference Shareholder Meeting during which resolutions on the conversion of the preference shares to ordinary shares were passed. The preference share conversion was effected on June 28, 2013 with 3,975,533 preference shares in the amount of €3,976 ($4,465) converted on a 1:1 basis to ordinary shares. In addition, 32,006 options associated with the preference shares were converted into options associated with ordinary shares.

On July 5, 2013, the Company received a €27,000 ($34,784) premium from the largest former preference shareholder, a financial institution located outside the United States, for the conversion of their preference shares to ordinary shares. This amount was recorded as an increase in equity as of June 30, 2013 and the payment was received during the third quarter of 2013.

Additionally, the Company completed a share buy-back program during the third quarter of 2013. The Company intended to repurchase ordinary shares in an aggregate value of up to €385,000 (approximately $500,000). At September 30, 2013, 7,548,951 shares had been repurchased in the amount of €384,966 ($505,014). These shares are restricted treasury stock which means there are no associated dividends or voting rights. These treasury shares will be used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares, or to fulfill employee participation programs of the Company.

The following tabular disclosure provides the shares repurchased as of September 30, 2013:

Period	Average price paid per share	Average price paid per share(1)	Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased(4)	Total Value of Shares Repurchased(2), (4)	Maximum value of shares that may yet be purchased under plans or programs as of the end of the period(3)
	in €	in $		in €	in $	in €	in $
				in thousands
May 2013	€52.96	$68.48	1,078,255	€57,107	$73,842	€327,893	$426,458
June 2013	€53.05	$69.95	2,502,552	€132,769	$175,047	€195,124	$255,222
July 2013	€49.42	$64.63	2,972,770	€146,916	$192,124	€48,208	$63,996
August 2013	€48.40	$64.30	995,374	€48,174	$64,001	€-	$-
Total	€51.00	$66.90	7,548,951	€384,966	$505,014

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) The maximum Dollar value of the shares remaining is calculated using the maximum Euro value of shares that may yet be repurchased converted at the end of the month spot rate.
(4) This amount is inclusive of fees (net of taxes) paid in the amount of approximately $106 (€ 81) for services rendered.